Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001985337
Document Type	20-F/A
Amendment Description	Amendment No.1
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42026
Entity Registrant Name	YY Group Holding Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, City or Town	Paya Lebar Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
Title of 12(b) Security	Class A Ordinary shares, no par value
Trading Symbol	YYGH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	5395
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of YY Group Holding Limited and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of profit or loss and other comprehensive (loss) income, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board.

Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Amendment Flag	true
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,361,726
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	5,000,000
Business Contact
Document Information Line Items
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, City or Town	Paya Lebar Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
Contact Personnel Name	Jason Phua
Contact Personnel Email Address	jason.phua@yygroupholding.com
City Area Code	+65
Local Phone Number	9842 0085